Note 19 - Mezzanine Equity	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Mezzanine Equity [Text Block]
19.	Mezzanine Equity

Issuance of convertible preferred stock:
On
November 22, 2016,
the Company, entered into a securities purchase agreement with YA II CD, LTD., or Yorkville for the sale of
2,106
newly designated Series B convertible preferred stock. Yorkville purchased
1,579
Series B convertible preferred stock on
November 22, 2016
and
527
Series B convertible preferred stock on
November 28, 2016.
The preferred stock was issued to Yorkville through a registered direct offering. The total net proceeds from the offering, after deducting offering fees and expenses, were
$1,741.
The holders of Series B convertible preferred shares were entitled to such number of votes as would have been equal to the number of the Company’s common shares then issuable upon a conversion of each Series B convertible preferred share (subject to an ownership limitation of
4.99%
) on all matters submitted to a vote of the stockholders of the Company. The Series B convertible preferred stock were convertible into a number of the Company’s common shares equal to the quotient of
$1
divided by the lesser of the following
two
prices: (i)
$504,000
(per share) and (ii)
85%
of the lowest daily VWAP of the Company’s common shares over the
10
consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, but in no
event will this conversion price be less than
$1.00
(per share). The holders of Series B convertible preferred stock are not
entitled to dividends or a redemption in cash except in the case of an event of default (a “Triggering Event”). A Triggering Event includes, among other things, certain bankruptcy proceedings, the delisting of the Company’s common shares from Nasdaq, failure to timely deliver common shares upon conversion, failure to pay cash upon redemption, or failure to observe or perform certain covenants. All the issued Series B convertible preferred stock were converted in
2017.
The Company retained the right at all times to redeem a portion or all of the outstanding Series B Convertible Preferred Shares. The Company would have paid an amount equal to
$1
per each Series B Convertible Preferred Share, or the Liquidation Amount, plus a redemption premium equal to twenty
percent (
20%
) of the Liquidation Amount being redeemed. Pursuant to the issuance of the convertible preferred stock, the Company recognized the beneficial conversion feature by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company’s common stock per share on the commitment date, to additional paid-in capital, resulting in a discount of
$1,403
on the Series B convertible preferred stock. The Company accreted the whole discount in the year ended
December 31, 2016.
As the Company was in an accumulated deficit position, the offsetting amount was amortized as a deemed dividend charged against additional paid-in-capital for common shares, as there were no
retained earnings from which to declare a dividend.

The following table summarizes the activity in mezzanine equity since issuance of the preferred shares:

Series B convertible preferred stock	Total
BALANCE, December 31, 2015	-
Net Proceeds from Issuance of Series B convertible preferred stock	1,741
Deemed dividend for beneficial conversion feature	1,403
Beneficial conversion feature	(1,403)
Balance December 31, 2016	1,741
Conversions of Series B convertible preferred stock	(1,741)
Balance December 31, 2017	-

During the year ended
December 31, 2017
the Company issued
18,026
common shares upon the conversion of
2,106
Series B convertible preferred shares. As of
December 31, 2017
all Series B convertible shares have been converted to common stock.